UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	08/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Research Growth Fund, Inc.

SEMIANNUAL REPORT August 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Research Growth Fund, Inc.	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semi-annual report for Dreyfus Research Growth Fund, Inc., covering the six-month period from March 1, 2016 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally produced strong returns over the reporting period despite ongoing concerns about global economic conditions. In the wake of sharp market declines over the opening weeks of 2016, investor sentiment improved dramatically when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set new record highs over the summer. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income continued to send yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from March 1, 2016 through August 31, 2016, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended August 31, 2016, Dreyfus Research Growth Fund’s Class A shares produced a total return of 11.66%, Class C shares returned 11.28%, Class I shares returned 11.82%, Class Y shares returned 11.82%, and Class Z shares returned 11.76%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index, produced a total return of 11.91% over the same period.2

Growth-oriented stocks rose on the strength of continued U.S. economic expansion and robust consumer spending. The fund generally participated in the market’s advance, lagging slightly behind the benchmark primarily due to a few disappointments in the basic materials sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of its benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

U.S. Economic Growth Drove Markets Higher

U.S. equities started the reporting period on a strong note, driven higher by positive employment data, rebounding commodity prices, and the decision by the Federal Reserve Board to delay further interest-rate increases in light of global economic uncertainties. The market’s advance faltered later in the spring over concerns regarding the United Kingdom’s upcoming referendum to determine whether or not the country would remain a member of the European Union or leave in a so-called “Brexit” with unclear consequences for the broader global economy.

Despite vigorous lobbying to the contrary by the British government, the United Kingdom voted to leave the European Union in late June, prompting sharp declines in global equity markets. However, the declines proved short lived after investors realized that the U.K.’s departure would not take place immediately, and that the long-term global economic impact was likely to be limited. By early July, the market had regained most of the ground it had lost.

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks continued advancing amid encouraging domestic economic data, and the Russell 1000® Growth Index reached record highs in mid-August.

The Fund Participated in Market’s Gains

The fund shared in the market’s double-digit gains, with returns led by particularly strong performance from holdings in the industrials, consumer discretionary, and consumer staples sectors. Among industrial companies, the fund avoided the airline industry, which was hurt by rising oil prices and capacity concerns. Instead, top industrial performers included rail operator Union Pacific as well as several beneficiaries of rising defense spending, such as aerospace contractors Honeywell International, Raytheon, and United Technologies. Among consumer discretionary holdings, online retailer Amazon.com and specialty retailer Ulta Salon, Cosmetics & Fragrance experienced significant revenue growth, while media company Charter Communications reported strong cash flows and higher earnings. In the consumer staples sector, Costco Wholesale outperformed its peers by expanding its client base and capitalizing on lower petroleum prices through wholesale gasoline sales. Other top-performing holdings included social media company Facebook and semiconductor chip maker Broadcom.

On a more negative note, the fund underperformed its benchmark in the basic materials sector, largely due to the disappointing timing in its purchase of paint maker Sherwin-Williams and construction aggregate company Vulcan Materials. A few other individual holdings lost value due to company-specific issues, including luxury retailer Tiffany, semiconductor manufacturer Skyworks Solutions, and apparel maker Hanesbrands.

Focusing on Pockets of Growth

While the fund’s sector allocations have remained roughly in line with those of the benchmark, we currently are finding a mildly greater number of investment opportunities in the information technology sector. As of the end of the reporting period, the fund also held overweighted exposure to the health care sector, where we have shifted some assets from richly valued biotechnology stocks to more attractively valued medical products and services stocks. The fund also held mildly underweighted exposure to the industrials sector, where we have focused on companies that we believe are poised to benefit from the current stage of the economic cycle. We have slightly trimmed the fund’s consumer discretionary holdings in light of the sector’s relatively rich valuations.

September 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from March 1, 2016 to August 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended August 31, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$6.03	$9.96	$4.59	$4.22	$4.91
Ending value (after expenses)	$1,116.60	$1,112.80	$1,118.20	$1,118,.20	$1,117.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended August 31, 2016

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.75	$9.50	$4.38	$4.02	$4.69
Ending value (after expenses)	$1,019.51	$1,015.78	$1,020.87	$1,021.22	$1,020.57

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.87 % for Class C, .86% for Class I, .79% for Class Y and .92% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - 1.7%
Delphi Automotive	227,076		16,045,190
Tesla Motors	66,669	[a,b]	14,134,495
			30,179,685
Capital Goods - 6.2%
Fortive	261,937		13,796,222
Honeywell International	378,595		44,185,822
Raytheon	210,001		29,427,440
United Technologies	203,141		21,620,297
			109,029,781
Consumer Durables & Apparel - 1.5%
Hanesbrands	986,479		26,181,153
Diversified Financials - 4.3%
BlackRock	71,291		26,577,998
Intercontinental Exchange	107,867		30,420,651
Synchrony Financial	668,649		18,608,502
			75,607,151
Energy - 1.8%
Pioneer Natural Resources	79,239		14,187,743
Schlumberger	124,981		9,873,499
Superior Energy Services	480,899		8,093,530
			32,154,772
Food & Staples Retailing - 2.0%
Costco Wholesale	212,566		34,454,823
Food, Beverage & Tobacco - 6.5%
Coca-Cola	1,039,252		45,134,714
ConAgra Foods	414,332		19,312,015
Kellogg	261,096		21,464,702
Molson Coors Brewing, Cl. B	277,011		28,343,766
			114,255,197
Health Care Equipment & Services - 9.8%
Boston Scientific	942,727	[b]	22,455,757
Cardinal Health	243,514		19,400,760
Centene	334,234	[b]	22,824,840
Danaher	307,430		25,027,876
DENTSPLY SIRONA	324,107		19,919,616
Medtronic	305,715		26,606,376

Common Stocks - 98.8% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.8% (continued)
UnitedHealth Group	260,061		35,381,299
			171,616,524
Household & Personal Products - 1.5%
Estee Lauder, Cl. A	295,256		26,345,693
Insurance - 1.2%
Progressive	624,906		20,346,939
Materials - 3.5%
Dow Chemical	434,628		23,313,446
Sherwin-Williams	73,447		20,837,648
Vulcan Materials	147,811		16,831,239
			60,982,333
Media - 5.5%
CBS, Cl. B	425,176		21,696,731
Charter Communications, Cl. A	90,485	[b]	23,273,647
Comcast, Cl. A	605,508		39,515,452
Interpublic Group of Companies	513,263		11,876,906
			96,362,736
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	598,740	[a]	38,379,234
Allergan	73,084	[b]	17,141,121
BioMarin Pharmaceutical	205,150	[b]	19,261,534
Celgene	190,414	[b]	20,324,790
Eli Lilly & Co.	359,984		27,988,756
Vertex Pharmaceuticals	244,913	[b]	23,146,728
			146,242,163
Retailing - 12.1%
Amazon.com	94,097	[b]	72,375,649
Home Depot	338,591		45,411,825
Priceline Group	23,355	[b]	33,087,729
The TJX Companies	435,356		33,713,969
Ulta Salon Cosmetics & Fragrance	106,012	[b]	26,207,227
			210,796,399
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom	223,444		39,419,990
Texas Instruments	564,019		39,221,881
			78,641,871
Software & Services - 24.3%
Alphabet, Cl. A	58,397	[b]	46,124,871
Alphabet, Cl. C	72,062	[b]	55,275,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Software & Services - 24.3% (continued)
Citrix Systems	283,468	[b]	24,718,410
Cognizant Technology Solutions, Cl. A	309,167	[b]	17,758,552
Facebook, Cl. A	605,272	[b]	76,336,905
Intuit	227,946		25,404,582
Oracle	967,211		39,868,437
Paychex	432,953		26,267,259
salesforce.com	376,108	[b]	29,870,497
Splunk	161,264	[b]	9,392,015
Teradata	303,666	[b]	9,635,322
Visa, Cl. A	661,074		53,480,887
Workday, Cl. A	118,940	[b]	10,084,923
			424,217,817
Technology Hardware & Equipment - 1.5%
Cisco Systems	846,539		26,615,186
Transportation - 2.5%
Union Pacific	450,663		43,051,836
Total Common Stocks (cost $1,348,968,216)			1,727,082,059
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $33,386,293)	33,386,293	[c]	33,386,293
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $14,239,069)	14,239,069	[c]	14,239,069
Total Investments (cost $1,396,593,578)	101.5%		1,774,707,421
Liabilities, Less Cash and Receivables	(1.5%)		(26,897,438)
Net Assets	100.0%		1,747,809,983

aSecurity, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $44,972,806 and the value of the collateral held by the fund was $45,890,067, consisting of cash collateral of $14,239,069 and U.S. Government & Agency securities valued at $31,650,998.
bNon-income producing security.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	24.3
Retailing	12.1
Health Care Equipment & Services	9.8
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Food, Beverage & Tobacco	6.5
Capital Goods	6.2
Media	5.5
Semiconductors & Semiconductor Equipment	4.5
Diversified Financials	4.3
Materials	3.5
Money Market Investments	2.7
Transportation	2.5
Food & Staples Retailing	2.0
Energy	1.8
Automobiles & Components	1.7
Consumer Durables & Apparel	1.5
Household & Personal Products	1.5
Technology Hardware & Equipment	1.5
Insurance	1.2
101.5

† Based on net assets.
See notes to financial statemnts.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $44,972,806)—Note 1(b):
Unaffiliated issuers	1,348,968,216	1,727,082,059
Affiliated issuers	47,625,362	47,625,362
Cash		604,691
Dividends and securities lending income receivable		2,128,861
Receivable for shares of Common Stock subscribed		224,911
Prepaid expenses and other assets		70,761
		1,777,736,645
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,500,980
Liability for securities on loan—Note 1(b)		14,239,069
Payable for shares of Common Stock redeemed		13,884,690
Interest payable—Note 2		636
Accrued expenses		301,287
		29,926,662
Net Assets ($)		1,747,809,983
Composition of Net Assets ($):
Paid-in capital		1,289,782,625
Accumulated undistributed investment income—net		3,314,254
Accumulated net realized gain (loss) on investments		76,599,261
Accumulated net unrealized appreciation (depreciation) on investments		378,113,843
Net Assets ($)		1,747,809,983

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	545,042,587	123,746,243	431,001,245	227,620,743	420,399,165
Shares Outstanding	37,923,748	9,151,134	29,882,858	15,790,463	28,766,023
Net Asset Value Per Share ($)	14.37	13.52	14.42	14.42	14.61

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	11,889,469
Affiliated issuers	20,449
Income from securities lending—Note 1(b)	503,242
Total Income	12,413,160
Expenses:
Management fee—Note 3(a)	6,594,216
Shareholder servicing costs—Note 3(c)	1,831,658
Distribution fees—Note 3(b)	467,285
Directors’ fees and expenses—Note 3(d)	68,940
Professional fees	63,977
Prospectus and shareholders’ reports	54,086
Custodian fees—Note 3(c)	50,098
Registration fees	42,870
Loan commitment fees—Note 2	9,910
Interest expense—Note 2	636
Miscellaneous	17,994
Total Expenses	9,201,670
Less—reduction in expenses due to undertaking—Note 3(a)	(100,203)
Less—reduction in fees due to earnings credits—Note 3(c)	(6,728)
Net Expenses	9,094,739
Investment Income—Net	3,318,421
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	93,494,720
Net unrealized appreciation (depreciation) on investments	95,413,583
Net Realized and Unrealized Gain (Loss) on Investments	188,908,303
Net Increase in Net Assets Resulting from Operations	192,226,724

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations ($):
Investment income—net	3,318,421	4,451,761
Net realized gain (loss) on investments	93,494,720	94,510,888
Net unrealized appreciation (depreciation) on investments	95,413,583	(195,306,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	192,226,724	(96,344,190)
Dividends to Shareholders from ($):
Investment income—net
Class I	(820,120)	(1,811,135)
Class Y	(579,811)	(1,412,052)
Class Z	(551,874)	(1,463,268)
Net realized gain on investments:
Class A	-	(36,240,920)
Class C	-	(8,446,187)
Class I	-	(25,926,521)
Class Y	-	(15,065,502)
Class Z	-	(26,013,233)
Total Dividends	(1,951,805)	(116,378,818)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	17,591,452	150,633,668
Class C	3,306,554	13,389,154
Class I	34,953,981	211,556,254
Class Y	22,821,782	54,699,927
Class Z	1,165,704	1,620,352
Dividends reinvested:
Class A	-	34,566,167
Class C	-	6,276,555
Class I	690,230	23,453,764
Class Y	182,564	6,720,173
Class Z	514,327	25,734,921
Cost of shares redeemed:
Class A	(65,466,912)	(161,258,024)
Class C	(10,939,834)	(20,371,162)
Class I	(52,726,712)	(92,276,781)
Class Y	(30,530,721)	(91,380,319)
Class Z	(16,088,513)	(30,046,461)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(94,526,098)	133,318,188
Total Increase (Decrease) in Net Assets	95,748,821	(79,404,820)
Net Assets ($):
Beginning of Period	1,652,061,162	1,731,465,982
End of Period	1,747,809,983	1,652,061,162
Undistributed investment income—net	3,314,254	1,947,638

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,269,404	10,468,577
Shares issued for dividends reinvested	-	2,458,321
Shares redeemed	(4,637,677)	(11,552,255)
Net Increase (Decrease) in Shares Outstanding	(3,368,273)	1,374,643
Class C
Shares sold	253,126	997,476
Shares issued for dividends reinvested	-	471,305
Shares redeemed	(831,025)	(1,519,537)
Net Increase (Decrease) in Shares Outstanding	(577,899)	(50,756)
Class Ia,b
Shares sold	2,507,265	14,907,370
Shares issued for dividends reinvested	49,479	1,663,864
Shares redeemed	(3,757,530)	(6,563,050)
Net Increase (Decrease) in Shares Outstanding	(1,200,786)	10,008,184
Class Ya,b
Shares sold	1,638,680	3,891,307
Shares issued for dividends reinvested	13,097	475,752
Shares redeemed	(2,186,409)	(6,458,750)
Net Increase (Decrease) in Shares Outstanding	(534,632)	(2,091,691)
Class Za
Shares sold	83,404	112,610
Shares issued for dividends reinvested	36,374	1,799,691
Shares redeemed	(1,128,865)	(2,085,623)
Net Increase (Decrease) in Shares Outstanding	(1,009,087)	(173,322)

[a]

During the period ended August 31, 2016, 6,472 Class A shares representing $86,591 were exchanged for 6,362 Class Z shares, 95,739 Class Y shares representing $1,323,701 were exchanged for 95,725 Class I shares and 21,559 Class Z shares representing $310,659 were exchanged for 21,847 Class Y shares.

[b]

During the period ended February 29, 2016, 4,926 Class A shares representing $69,108 were exchanged for 4,901 Class I shares and 192,140 Class I shares representing $2,812,094 were exchanged for 192,091 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	August 31, 2016	Year Ended February 28/29
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.87	14.50	14.49	10.83	9.90	9.70
Investment Operations:
Investment income—net[a]	.02	.02	.01	.01	.04	.03
Net realized and unrealized gain (loss) on investments	1.48	(.75)	1.03	3.72	.92	.21
Total from Investment Operations	1.50	(.73)	1.04	3.73	.96	.24
Distributions:
Dividends from investment income—net	-	-	-	(.02)	(.03)	(.04)
Dividends from net realized gain on investments	-	(.90)	(1.03)	(.05)	-	-
Total Distributions	-	(.90)	(1.03)	(.07)	(.03)	(.04)
Net asset value, end of period	14.37	12.87	14.50	14.49	10.83	9.90
Total Return (%)[b]	11.66[c]	(5.52)	7.61	34.52	9.68	2.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[d]	1.16	1.17	1.18	1.26	1.29
Ratio of net expenses to average net assets	1.13[d]	1.13	1.13	1.13	1.13	1.18
Ratio of net investment income to average net assets	.26[d]	.14	.08	.05	.36	.34
Portfolio Turnover Rate	29.68[c]	53.69	49.29	46.34	52.78	88.07
Net Assets, end of period ($ x 1,000)	545,043	531,434	578,656	643,506	471,404	506,862

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

	Six Months Ended
	August 31, 2016	Year Ended February 28/29
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.15	13.84	13.98	10.52	9.67	9.54
Investment Operations:
Investment (loss)—net[a]	(.03)	(.08)	(.09)	(.08)	(.04)	(.04)
Net realized and unrealized gain (loss) on investments	1.40	(.71)	.98	3.59	.90	.20
Total from Investment Operations	1.37	(.79)	.89	3.51	.86	.16
Distributions:
Dividends from investment income—net	-	-	-	-	(.01)	(.03)
Dividends from net realized gain on investments	-	(.90)	(1.03)	(.05)	-	-
Total Distributions	-	(.90)	(1.03)	(.05)	(.01)	(.03)
Net asset value, end of period	13.52	12.15	13.84	13.98	10.52	9.67
Total Return (%)[b]	11.28[c]	(6.23)	6.79	33.43	8.90	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[d]	1.90	1.91	1.95	2.01	2.07
Ratio of net expenses to average net assets	1.87[d]	1.88	1.88	1.88	1.88	1.97
Ratio of net investment (loss) to average net assets	(.47)[d]	(.61)	(.67)	(.70)	(.40)	(.51)
Portfolio Turnover Rate	29.68[c]	53.69	49.29	46.34	52.78	88.07
Net Assets, end of period ($ x 1,000)	123,746	118,252	135,359	128,347	94,187	91,805

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	August 31, 2016	Year Ended February 28/29
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.92	14.58	14.53	10.89	9.96	9.73
Investment Operations:
Investment income—net[a]	.04	.06	.05	.04	.06	.05
Net realized and unrealized gain (loss) on investments	1.49	(.76)	1.04	3.73	.93	.22
Total from Investment Operations	1.53	(.70)	1.09	3.77	.99	.27
Distributions:
Dividends from investment income—net	(.03)	(.06)	(.01)	(.08)	(.06)	(.04)
Dividends from net realized gain on investments	-	(.90)	(1.03)	(.05)	-	-
Total Distributions	(.03)	(.96)	(1.04)	(.13)	(.06)	(.04)
Net asset value, end of period	14.42	12.92	14.58	14.53	10.89	9.96
Total Return (%)	11.82[b]	(5.28)	7.92	34.84	9.98	2.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.88	.87	.86	.90	1.01
Ratio of net expenses to average net assets	.86[c]	.86	.86	.84	.86	.91
Ratio of net investment income to average net assets	.54[c]	.42	.37	.32	.63	.56
Portfolio Turnover Rate	29.68[b]	53.69	49.29	46.34	52.78	88.07
Net Assets, end of period ($ x 1,000)	431,001	401,688	307,239	395,794	85,640	34,344

a Based on average shares outstanding.
b Not annualized.
 c Annualized.
See notes to financial statements.

	Six Months Ended
	August 31, 2016	Year Ended February 28/29
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.92	14.58	14.54	11.51
Investment Operations:
Investment income—net[b]	.04	.07	.06	.01
Net realized and unrealized gain (loss) on investments	1.50	(.75)	1.03	3.10
Total from Investment Operations	1.54	(.68)	1.09	3.11
Distributions:
Dividends from investment income—net	(.04)	(.08)	(.02)	(.03)
Dividends from net realized gain on investments	-	(.90)	(1.03)	(.05)
Total Distributions	(.04)	(.98)	(1.05)	(.08)
Net asset value, end of period	14.42	12.92	14.58	14.54
Total Return (%)	11.82[c]	(5.16)	7.91	27.13[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.79	.81	.92[d]
Ratio of net expenses to average net assets	.79[d]	.79	.79	.83[d]
Ratio of net investment income to average net assets	.61[d]	.48	.39	.13[d]
Portfolio Turnover Rate	29.68[c]	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	227,621	210,912	268,554	2,721

a From July 1, 2013 (commencement of initial offering) to February 28, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	August 31, 2016	Year Ended February 28/29
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.09	14.75	14.69	10.99	10.03	9.80
Investment Operations:
Investment income—net[a]	.03	.05	.04	.03	.05	.04
Net realized and unrealized gain (loss) on investments	1.51	(.76)	1.05	3.77	.94	.22
Total from Investment Operations	1.54	(.71)	1.09	3.80	.99	.26
Distributions:
Dividends from investment income—net	(.02)	(.05)	(.00)[b]	(.05)	(.03)	(.03)
Dividends from net realized gain on investments	-	(.90)	(1.03)	(.05)	-	-
Total Distributions	(.02)	(.95)	(1.03)	(.10)	(.03)	(.03)
Net asset value, end of period	14.61	13.09	14.75	14.69	10.99	10.03
Total Return (%)	11.76[c]	(5.31)	7.86	34.70	9.91	2.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.91	.90	.95	1.04	1.06
Ratio of net expenses to average net assets	.92[d]	.90	.90	.94	1.01	1.03
Ratio of net investment income to average net assets	.48[d]	.37	.31	.24	.47	.43
Portfolio Turnover Rate	29.68[c]	53.69	49.29	46.34	52.78	88.07
Net Assets, end of period ($ x 1,000)	420,399	389,776	441,658	451,517	356,959	348,767

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,687,662,069	-	-	1,687,662,069
Equity Securities - Foreign Common Stocks†	39,419,990	-	-	39,419,990
Mutual Funds	47,625,362	-	-	47,625,362

† See Statement of Investments for additional detailed categorizations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At August 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2016, The Bank of New York Mellon earned $112,026 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2016 were as follows:

Affiliated Investment Company	Value 2/29/2016 ($)	Purchases ($)	Sales ($)	Value 8/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	10,456,283	219,692,511	215,909,725	14,239,069.8
Dreyfus Institutional Preferred Government Plus Money Market Fund†	16,610,253	241,395,186	224,619,146	33,386,293	1.9
Total	27,066,536	461,087,697	440,528,871	47,625,362	2.7

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 29, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s merger with Dreyfus Research Core Fund and Dreyfus Alpha Growth Fund, capital losses of $12,906,795 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, these acquired capital losses expire in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2016 was as follows: ordinary income $4,686,455 and long-term capital gains $111,692,363. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2016, was approximately $44,900 with a related weighted average annualized interest rate of 1.42%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings, and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, Dreyfus will bear such excess expense. In addition, Dreyfus has contractually agreed, from March 1, 2016 through July 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% for Class A, C, I and Z shares and .80% for Class Y shares of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $100,203 during the period ended August 31, 2016.

During the period ended August 31, 2016, the Distributor retained $11,414 from commissions earned on sales of the fund’s Class A shares and $2,270 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2016, Class C shares were charged $467,285 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of 25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2016, Class A, Class C and Class Z shares were charged $703,593, $155,762 and $205,124, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2016, the fund was charged $131,323 for transfer agency services and $15,213 for cash management services. These fees are included in Shareholder servicing

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6,728.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2016, the fund was charged $50,098 pursuant to the custody agreement.

During the period ended August 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,113,735, Distribution Plan fees $78,313, Shareholder Services Plan fees $192,259, custodian fees $51,008, Chief Compliance Officer fees $6,416 and transfer agency fees $59,249.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2016, amounted to $515,363,512 and $610,793,287, respectively.

At August 31, 2016, accumulated net unrealized appreciation on investments was $378,113,843, consisting of $399,533,877 gross unrealized appreciation and $21,420,034 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

Dreyfus Research Growth Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6232SA0816

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 28, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 28, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)